Related Parties (Details) - USD ($) $ in Thousands	1 Months Ended		11 Months Ended	12 Months Ended
	Nov. 30, 2021	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Affiliated Entity
Related Party Transaction [Line Items]
Total fees paid to AEI			$ 2,726	$ 1,496
Receivable from related party		$ 4,900
Due from related party			4,900
Director
Related Party Transaction [Line Items]
Shares granted to related party (in shares)	12,500
Management fees paid to AEI | Affiliated Entity
Related Party Transaction [Line Items]
Total fees paid to AEI			500	477
Transaction fees paid to AEI | Affiliated Entity
Related Party Transaction [Line Items]
Total fees paid to AEI			$ 2,226	$ 1,019